FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Summary of Potential Impact on Pre-Tax Income Due to Change in Fair Value of Price Risk Derivatives) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / item $ / item $ / bbl $ / MWh	Dec. 31, 2017 CAD ($)
Derivative [Line Items]
Unrealized gains (losses) on risk management contracts	$ 80.8	$ (62.5)
Alberta Power Price [Member]
Derivative [Line Items]
Increase or decrease to forward prices, energy | $ / MWh	1
Unrealized gains (losses) on risk management contracts	$ 0.3
PJM Power Price [Member]
Derivative [Line Items]
Increase or decrease to forward prices, energy | $ / item	1.00
Unrealized gains (losses) on risk management contracts	$ 1.2
AECO Natural Gas Price [Member]
Derivative [Line Items]
Increase or decrease to forward prices, energy | $ / item	0.50
Unrealized gains (losses) on risk management contracts	$ 5.9
NYMEX Natural Gas Price [Member]
Derivative [Line Items]
Increase or decrease to forward prices, energy | $ / item	0.50
Unrealized gains (losses) on risk management contracts	$ 31.5
NGL Frac Spread [Member]
Derivative [Line Items]
Unrealized gains (losses) on risk management contracts	$ 40.0	$ (11.7)
NGL Frac Spread [Member] | Propane [Member]
Derivative [Line Items]
Increase or decrease to forward prices, volume | $ / bbl	1
Unrealized gains (losses) on risk management contracts	$ 1.7
NGL Frac Spread [Member] | Butane [Member]
Derivative [Line Items]
Increase or decrease to forward prices, volume | $ / bbl	1
Unrealized gains (losses) on risk management contracts	$ 0.1
NGL Frac Spread [Member] | WTI Crude Oil [Member]
Derivative [Line Items]
Increase or decrease to forward prices, volume | $ / bbl	1
Unrealized gains (losses) on risk management contracts	$ 0.3
NGL Frac Spread [Member] | Natural Gas [Member]
Derivative [Line Items]
Increase or decrease to forward prices, energy | $ / item	0.50
Unrealized gains (losses) on risk management contracts	$ 4.7